Employee Benefits (Details) - Employee benefits expense. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits
Salaries	€ 16,400	€ 13,530	€ 8,373
Social charges	1,363	1,077	793
Fringe benefits	33	48	297
Defined contribution plan	296	264	335
Holiday pay	485	340	390
Share-based payment (see note 16)	2,611	2,697	1,270
Other	1,353	929	245
Total employee benefits	€ 22,541	€ 18,885	€ 11,703